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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                          	Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2012 through June 30, 2012


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.




                         Pioneer Fund
--------------------------------------------------------------------------------
                         Semiannual Report | June 30, 2012
--------------------------------------------------------------------------------

                         Ticker Symbols:
                         Class A  PIODX
                         Class B  PBODX
                         Class C  PCODX
                         Class R  PIORX
                         Class Y  PYODX
                         Class Z  PIOZX

                         [LOGO] PIONEER
                                Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         26

Notes to Financial Statements                                                36

Trustees, Officers and Service Providers                                     45

                                    Pioneer Fund | Semiannual Report | 6/30/12 1

President's Letter

Dear Shareowner,

The U.S. economy showed signs of an economic slowdown in the second quarter, reflecting higher savings by consumers and reduced spending by corporations, in large part due to concerns about both the U.S. outlook and the deteriorating situation in Europe. Some 40% - 45% of U.S. corporate earnings come from overseas, with a large portion of that from Europe. While large U.S. corporations generally remain in excellent financial health - cash, borrowing capacity, and margins are all strong - they are holding back on hiring and investments due to concerns about Europe, China, and U.S. regulations, fiscal policies, taxes, and politics. Many investors share those concerns, and are maintaining a cautious approach to the markets.

Despite this tough backdrop, the markets had a surprisingly strong first half of 2012. The Standard & Poor's 500 Index returned 9.5% over the six months ended June 30, 2012. In the U.S. bond markets, interest rates generally declined, with riskier sectors faring the best. The broad bond market, as measured by the Barclays Capital Aggregate Bond Index, returned 2.4% during the same six-month period, while the high-yield bond market, as measured by the Bank of America Merrill Lynch High Yield Master II Index, returned 7.1%.

Given the major macroeconomic and political issues facing the markets in the second half of the year, we certainly expect continuing volatility. But we also see some positive economic data that give us hope for better news in the second half of 2012. While the unemployment rate remains unacceptably high at over 8%, employment and incomes continue to trend upward. Lower oil prices have acted like an effective tax cut for consumers. Home construction, sales, and refinancings have increased, and auto sales are holding up as well.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

* Diversification does not assure a profit or protect against loss in a declining market.

2 Pioneer Fund | Semiannual Report | 6/30/12

Pioneer's investment professionals focus on finding good opportunities in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                    Pioneer Fund | Semiannual Report | 6/30/12 3

Portfolio Management Discussion | 6/30/12

In the following interview, John Carey, executive vice president and head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the six-month period ended June 30, 2012, and the performance of Pioneer Fund during the period. Mr. Carey is responsible for the day-to-day management of the Fund.

Q How would you describe the market for equities during the six months ended June 30, 2012?

A After an especially good advance during the first several months of 2012, the market corrected in May, but still finished the six-month period with positive returns. Some of the market's concerns about European financial and currency-related issues eased for a time (they have since returned), and investors took heart from positive earnings reports and economic data. The market correction of 2011 had also pushed many share prices down to what a lot of investors appeared to regard as bargain levels, prompting buying.

   While the general stock market advanced, however, there were shifts in "market leadership"--that is, in the relative performance of the various market sectors and industries. The near panic that affected the market during the difficult months of 2011 gave way to a much more bullish sentiment in early 2012. The emotional change was reflected in the strong relative performance of the large diversified financials firms, which had declined by more than the general market during the downturn, and the relatively weak performance of utilities, consumer staples, and other stocks regarded as "safer." The rotation in sector leadership was sometimes characterized in the business press as "risk off to risk on," though one should hasten to add that there is potential risk in all investments.

Q How did the Fund perform in that environment during the six months ended June 30, 2012?

A Pioneer Fund Class A shares returned 4.65% at net asset value during the six months ended June 30, 2012, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 9.48%. During the same period, the average return of the 1,075 mutual funds in Lipper's Large-Cap Core Funds category was 7.95%.

4 Pioneer Fund | Semiannual Report | 6/30/12

Q What were the primary reasons for the underperformance of the Fund versus the S&P 500 during the six months ended June 30, 2012?

A While sector allocations and stock selections across much of the portfolio contributed to underperformance of the S&P 500, the Fund's main shortfalls derived from stock selections we made in information technology, consumer discretionary, and financials. The Fund's lack of investment in Apple Computer at the beginning of the year single-handedly cost nearly 1% in performance relative to the S&P 500 benchmark. We did add Apple to the portfolio in February 2012, but the stock had already recorded much of its advance for the six-month period. In consumer discretionary, an exposure to automotive stocks, particularly to Johnson Controls, hurt the Fund's relative performance. And in financials, the Fund was largely unrepresented in the early months of the period in the recovering money-center banks group, with underweights in Bank of America, JPMorgan Chase, and Citigroup being especially costly for benchmark-relative performance. Again, we did add investments to the portfolio in some of those stocks during the period, but too late to catch the share-price increases.

   On the bright side of things, the Fund did have a number of stocks that performed very well during the period, including Vertex, a biotech company; C.R. Bard, a medical and surgical devices producer; Hershey, the confectioner; and Discover Financial, the credit-card company. In general, though, the Fund's results for the period were disappointing to us.

Q Could you summarize purchases and sales that you made in the portfolio during the six months ended June 30, 2012?

A It was a busy period for us. The Fund's relative underperformance led us to look at the portfolio especially carefully, and we made in all 36 new purchases, while liquidating 28 Fund positions. In addition, the Fund received shares of Express Scripts in exchange for its shares of Medco in a merger between the companies, and also received shares of Phillips 66 when ConocoPhillips separated Phillips 66 into an independent company.

   Purchases during the period included two natural-gas producers, Cabot Oil & Gas and Southwestern Energy. The depressed price of natural gas provided an opportunity to purchase shares of the companies for the Fund at what we thought were very reasonable prices. The mild winter had reduced heating demand, and the plentiful new supplies of gas available as a result of fracturing technology had also played a role. However, the hot summer has increased demand for air conditioning, and the price of gas has moved back up. McDonald's and Starbucks also were added during the period, giving the portfolio exposure to growth stories in the restaurant industry; both companies enjoy robust traffic at their locations, which span international geographies as well as the U.S. domestic market. We also

                                    Pioneer Fund | Semiannual Report | 6/30/12 5
   added Disney to the portfolio during the period, which provides an investment in filmed entertainment and amusement parks. TJX, the off-price apparel retailer which has been prospering due to bargain-hungry shoppers, was another addition to the Fund during the period. Celgene and the aforementioned Vertex are biotech firms that were added during the period. Both have successful records of drug development and attractive presence in key medical areas.

   We did return to owning several of the money-center institutions after the completion in the middle of March 2012 of the CCAR (Comprehensive Capital Analysis and Review) by the Federal Reserve (the Fed), and the Fund by the end of the period held shares of JPMorgan Chase, Bank of America, and Citigroup. We also added life insurance to the portfolio's insurance holdings, buying shares of Aflac and Prudential. In information technology, Apple was our largest addition to the Fund, but we also purchased shares of EMC, the storage specialist; Google, the internet search-engine king; and Xilinx, the programmable-chip maker, among others.

   Those are just a portion of our purchases during the period; the Schedule of Investments, which begins on page 18 of this report, gives a complete list of all portfolio holdings as of June 30, 2012.

   Among sales from the Fund's portfolio during the period were stocks we thought had reached reasonable price objectives, as well as stocks that appeared less compelling with respect to longer-term prospects than the stocks we wished to purchase. In the former category, for example, were Caterpillar, Parker Hannifin, and Estee Lauder; and among the latter were Alcoa, Kohl's, and Northern Trust.

Q The positive momentum that the U.S. economy showed at the end of 2011 and during the early months of 2012 seems to have slowed recently. What is your outlook for the economy and the markets as we head into the second half of the year?

A The current business cycle has been slower than many we have experienced. Dating the economic recovery from early 2009, we see that we are already three or so years into the cycle. Growth has been steady, but at a modest pace. There has just not been the sharp burst of economic activity over several quarters that we are accustomed to seeing, especially after such a severe downturn as we experienced from late 2007 through 2008. Undoubtedly, the weakened state of the U.S. financial sector following the so-called "sub-prime meltdown" is part of the reason why growth has been slow, and the problems with the European currency union have, likewise, certainly not helped. Many people have also debated the advisability and

6 Pioneer Fund | Semiannual Report | 6/30/12 merit of various government economic policies, both here in the U.S. and abroad. Regardless, the situation now confronting us is a possibly even slower period of growth, particularly for corporate earnings.

   We do not yet think that the economy is going back into recession, but we have been trimming our expectations for growth over the next couple of years and are inclined to be somewhat cautious. Time will tell, but it is our thought that well-established and strongly-financed companies will present solid investment opportunities in an environment of greater concern about world economic trends. At Pioneer, we analyze companies one by one, paying particular attention to business fundamentals. We can provide no guarantees, of course, that our research methods will always help in protecting portfolio value.

   Thank you for your continued support.

Please refer to the Schedule of Investments on pages 18-25 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

                                    Pioneer Fund | Semiannual Report | 6/30/12 7

Portfolio Summary | 6/30/12

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                        96.0%
International Common Stocks                                                3.0%
Depositary Receipts for International Stocks                               1.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                    18.6%
Financials                                                                15.5%
Health Care                                                               14.7%
Consumer Discretionary                                                    13.0%
Industrials                                                               10.9%
Consumer Staples                                                          10.8%
Energy                                                                    10.7%
Materials                                                                  3.9%
Telecommunication Services                                                 1.0%
Utilities                                                                  0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.      John Wiley & Sons, Inc.                                            2.85%
--------------------------------------------------------------------------------
2.      Colgate-Palmolive Co.                                              2.25
--------------------------------------------------------------------------------
3.      The Chubb Corp.                                                    2.23
--------------------------------------------------------------------------------
4.      The Hershey Co.                                                    2.20
--------------------------------------------------------------------------------
5.      Apple, Inc.                                                        2.15
--------------------------------------------------------------------------------
6.      Abbott Laboratories, Inc.                                          1.73
--------------------------------------------------------------------------------
7.      Microsoft Corp.                                                    1.72
--------------------------------------------------------------------------------
8.      CR Bard, Inc.                                                      1.72
--------------------------------------------------------------------------------
9.      Becton Dickinson and Co.                                           1.50
--------------------------------------------------------------------------------
10.     Wells Fargo & Co.                                                  1.41
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8 Pioneer Fund | Semiannual Report | 6/30/12

Prices and Distributions | 6/30/12

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Class                         6/30/12                12/31/11
--------------------------------------------------------------------------------
          A                           $40.19                 $38.62
--------------------------------------------------------------------------------
          B                           $39.11                 $37.60
--------------------------------------------------------------------------------
          C                           $38.49                 $36.99
--------------------------------------------------------------------------------
          R                           $40.25                 $38.67
--------------------------------------------------------------------------------
          Y                           $40.32                 $38.75
--------------------------------------------------------------------------------
          Z                           $40.25                 $38.68
--------------------------------------------------------------------------------

Distributions per Share: 1/1/12-6/30/12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Net Investment     Short-Term          Long-Term
        Class             Income       Capital Gains       Capital Gains
--------------------------------------------------------------------------------
          A              $ 0.2300         $ --                  $ --
--------------------------------------------------------------------------------
          B              $     --         $ --                  $ --
--------------------------------------------------------------------------------
          C              $ 0.0800         $ --                  $ --
--------------------------------------------------------------------------------
          R              $ 0.1600         $ --                  $ --
--------------------------------------------------------------------------------
          Y              $ 0.3100         $ --                  $ --
--------------------------------------------------------------------------------
          Z              $ 0.2700         $ --                  $ --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-15.

                                    Pioneer Fund | Semiannual Report | 6/30/12 9

Performance Update | 6/30/12                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------
                      Net Asset             Public Offering
Period                Value (NAV)           Price (POP)
--------------------------------------------------------------------------------
10 Years               4.09%                 3.47%
5 Years               -1.80                 -2.96
1 Year                -4.46                 -9.95
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.09%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Standard &
                         Pioneer Fund        Poor's 500 Index
6/30/2002                $    9,425          $      10,000
6/30/2003                $    8,910          $      10,025
6/30/2004                $   10,526          $      11,939
6/30/2005                $   11,409          $      12,694
6/30/2006                $   12,824          $      13,788
6/30/2007                $   15,404          $      16,625
6/30/2008                $   13,479          $      14,445
6/30/2009                $    9,950          $      10,661
6/30/2010                $   11,179          $      12,199
6/30/2011                $   14,722          $      15,942
6/30/2012                $   14,065          $      16,807

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10 Pioneer Fund | Semiannual Report | 6/30/12

Performance Update | 6/30/12                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------
                                If                        If
Period                          Held                      Redeemed
--------------------------------------------------------------------------------
10 Years                         3.07%                     3.07%
5 Years                         -2.84                     -2.84
1 Year                          -5.60                     -9.38
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
2.24%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Standard &
                         Pioneer Fund        Poor's 500 Index
6/30/2002                $   10,000          $      10,000
6/30/2003                $    9,370          $      10,025
6/30/2004                $   10,968          $      11,939
6/30/2005                $   11,783          $      12,694
6/30/2006                $   13,118          $      13,788
6/30/2007                $   15,629          $      16,625
6/30/2008                $   13,552          $      14,445
6/30/2009                $    9,901          $      10,661
6/30/2010                $   11,004          $      12,199
6/30/2011                $   14,332          $      15,942
6/30/2012                $   13,530          $      16,807

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Semiannual Report | 6/30/12 11

Performance Update | 6/30/12                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------

                                If                        If
Period                          Held                      Redeemed
--------------------------------------------------------------------------------
10 Years                         3.27%                     3.27%
5 Years                         -2.56                     -2.56
1 Year                          -5.20                     -5.20
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.87%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Standard &
                         Pioneer Fund        Poor's 500 Index
6/30/2002                $   10,000          $      10,000
6/30/2003                $    9,377          $      10,025
6/30/2004                $   10,989          $      11,939
6/30/2005                $   11,815          $      12,694
6/30/2006                $   13,179          $      13,788
6/30/2007                $   15,704          $      16,625
6/30/2008                $   13,634          $      14,445
6/30/2009                $    9,988          $      10,661
6/30/2010                $   11,133          $      12,199
6/30/2011                $   14,549          $      15,942
6/30/2012                $   13,792          $      16,807

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Fund | Semiannual Report | 6/30/12

Performance Update | 6/30/12                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------
                                If                        If
Period                          Held                      Redeemed
--------------------------------------------------------------------------------
10 Years                         3.88%                     3.88%
5 Years                         -2.03                     -2.03
1 Year                          -4.71                     -4.71
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.38%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Standard &
                         Pioneer Fund        Poor's 500 Index
6/30/2002                $   10,000          $      10,000
6/30/2003                $    9,416          $      10,025
6/30/2004                $   11,123          $      11,939
6/30/2005                $   12,046          $      12,694
6/30/2006                $   13,521          $      13,788
6/30/2007                $   16,216          $      16,625
6/30/2008                $   14,170          $      14,445
6/30/2009                $   10,448          $      10,661
6/30/2010                $   11,701          $      12,199
6/30/2011                $   15,354          $      15,942
6/30/2012                $   14,632          $      16,807

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Semiannual Report | 6/30/12 13

Performance Update | 6/30/12                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------
                                If                        If
Period                          Held                      Redeemed
--------------------------------------------------------------------------------
10 Years                         4.53%                     4.53%
5 Years                         -1.38                     -1.38
1 Year                          -4.09                     -4.09
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
0.72%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                             Standard &
                         Pioneer Fund        Poor's 500 Index
6/30/2002                $  5,000,000        $  5,000,000
6/30/2003                $  4,748,984        $  5,012,329
6/30/2004                $  5,635,540        $  5,969,646
6/30/2005                $  6,133,850        $  6,346,817
6/30/2006                $  6,924,132        $  6,894,144
6/30/2007                $  8,349,708        $  8,312,557
6/30/2008                $  7,335,351        $  7,222,526
6/30/2009                $  5,443,366        $  5,330,472
6/30/2010                $  6,143,636        $  6,099,642
6/30/2011                $  8,121,583        $  7,970,986
6/30/2012                $  7,789,367        $  8,403,677

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Fund | Semiannual Report | 6/30/12

Performance Update | 6/30/12                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------
                              If                      If
Period                        Held                    Redeemed
--------------------------------------------------------------------------------
10 Years                       4.26%                   4.26%
5 Years                       -1.41                   -1.41
1 Year                        -4.26                   -4.26
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
                              Gross                   Net
--------------------------------------------------------------------------------
                              0.99%                   0.85%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                             Standard &
                         Pioneer Fund        Poor's 500 Index
6/30/2002                $   10,000          $      10,000
6/30/2003                $    9,454          $      10,025
6/30/2004                $   11,169          $      11,939
6/30/2005                $   12,106          $      12,694
6/30/2006                $   13,608          $      13,788
6/30/2007                $   16,292          $      16,625
6/30/2008                $   14,349          $      14,445
6/30/2009                $   10,647          $      10,661
6/30/2010                $   12,003          $      12,199
6/30/2011                $   15,851          $      15,942
6/30/2012                $   15,176          $      16,807

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on April 30, 2007 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2013, for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Semiannual Report | 6/30/12 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2012, through June 30, 2012.

---------------------------------------------------------------------------------------------
Share Class               A             B           C           R           Y          Z
---------------------------------------------------------------------------------------------
Beginning Account       $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00    $1,000.00
Value on 1/1/12
---------------------------------------------------------------------------------------------
Ending Account          $1,046.50   $1,040.20   $1,042.70   $1,045.00   $1,048.40    $1,047.50
Value on 6/30/12
---------------------------------------------------------------------------------------------
Expenses Paid               $5.29      $11.62       $9.14       $6.92       $3.41        $4.33
During Period*
---------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, 2.29%, 1.80%, 1.36%, 0.67%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

16 Pioneer Fund | Semiannual Report | 6/30/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2012, through June 30, 2012.

----------------------------------------------------------------------------------------
Share Class                 A          B          C          R          Y         Z
----------------------------------------------------------------------------------------
Beginning Account       $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 1/1/12
----------------------------------------------------------------------------------------
Ending Account          $1,019.69  $1,013.48  $1,015.91  $1,018.10  $1,021.53  $1,020.64
Value on 6/30/12
----------------------------------------------------------------------------------------
Expenses Paid               $5.22     $11.46      $9.02      $6.82      $3.37      $4.27
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, 2.29%, 1.80%, 1.36%, 0.67%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                                   Pioneer Fund | Semiannual Report | 6/30/12 17

Schedule of Investments | 6/30/12 (unaudited)

--------------------------------------------------------------------------------
Shares                                                          Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               ENERGY -- 10.7%
               Oil & Gas Drilling -- 0.8%
     783,948   Ensco Plc                                        $     36,822,038
     294,982   Helmerich & Payne, Inc.                                12,825,817
                                                                ----------------
                                                                $     49,647,855
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.2%
     315,600   National Oilwell Varco, Inc.                     $     20,337,264
     787,096   Schlumberger, Ltd.                                     51,090,401
                                                                ----------------
                                                                $     71,427,665
--------------------------------------------------------------------------------
               Integrated Oil & Gas -- 2.9%
     657,810   Chevron Corp.                                    $     69,398,955
     962,321   Exxon Mobil Corp.                                      82,345,808
     216,900   Occidental Petroleum Corp.                             18,603,513
                                                                ----------------
                                                                $    170,348,276
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 4.9%
     909,364   Apache Corp.                                     $     79,924,002
   1,000,000   Cabot Oil & Gas Corp.                                  39,400,000
   1,160,769   ConocoPhillips                                         64,863,772
   1,429,209   Marathon Oil Corp.                                     36,544,874
   2,000,000   Southwestern Energy Co.*                               63,860,000
                                                                ----------------
                                                                $    284,592,648
--------------------------------------------------------------------------------
               Oil & Gas Refining & Marketing -- 0.9%
     714,604   Marathon Petroleum Corp.*                        $     32,100,012
     580,384   Phillips 66 Co.*                                       19,291,964
                                                                ----------------
                                                                $     51,391,976
                                                                ----------------
               Total Energy                                     $    627,408,420
--------------------------------------------------------------------------------
               MATERIALS -- 4.0%
               Diversified Chemicals -- 0.9%
   1,074,838   EI du Pont de Nemours & Co.                      $     54,354,558
--------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.6%
     580,200   The Mosaic Co.                                   $     31,771,752
--------------------------------------------------------------------------------
               Industrial Gases -- 0.9%
     641,415   Airgas, Inc.                                     $     53,885,274
--------------------------------------------------------------------------------
               Specialty Chemicals -- 0.9%
     726,011   Ecolab, Inc.                                     $     49,753,534
--------------------------------------------------------------------------------
               Diversified Metals & Mining -- 0.6%
   1,011,647   Freeport-McMoRan Copper & Gold, Inc.             $     34,466,813
--------------------------------------------------------------------------------
               Paper Products -- 0.1%
     280,000   International Paper Co.                          $      8,094,800
                                                                ----------------
               Total Materials                                  $    232,326,731
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Fund | Semiannual Report | 6/30/12

--------------------------------------------------------------------------------
Shares                                                          Value
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 8.5%
               Aerospace & Defense -- 1.1%
     864,276   United Technologies Corp.                        $     65,278,766
--------------------------------------------------------------------------------
               Construction & Engineering -- 0.4%
   1,044,600   KBR, Inc.                                        $     25,812,066
--------------------------------------------------------------------------------
               Electrical Components & Equipment -- 0.6%
     546,155   Rockwell Automation, Inc.                        $     36,078,999
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 2.3%
     755,662   3M Co.                                           $     67,707,315
   3,130,105   General Electric Co.                                   65,231,388
                                                                ----------------
                                                                $    132,938,703
--------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 3.1%
     401,700   Cummins, Inc.                                    $     38,928,747
     748,968   Deere & Co.                                            60,569,042
   2,110,190   PACCAR, Inc.                                           82,698,346
                                                                ----------------
                                                                $    182,196,135
--------------------------------------------------------------------------------
               Industrial Machinery -- 1.0%
     743,000   Ingersoll-Rand Plc                               $     31,339,740
     415,500   SPX Corp.                                              27,140,460
                                                                ----------------
                                                                $     58,480,200
                                                                ----------------
               Total Capital Goods                              $    500,784,869
--------------------------------------------------------------------------------
               TRANSPORTATION -- 2.4%
               Air Freight & Logistics -- 0.5%
     382,000   United Parcel Service, Inc. (Class B)            $     30,086,320
--------------------------------------------------------------------------------
               Railroads -- 1.9%
   1,045,009   Norfolk Southern Corp.                           $     75,000,296
     279,000   Union Pacific Corp.                                    33,287,490
                                                                ----------------
                                                                $    108,287,786
                                                                ----------------
               Total Transportation                             $    138,374,106
--------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 2.4%
               Auto Parts & Equipment -- 1.6%
     496,763   BorgWarner, Inc.*                                $     32,582,685
   2,125,583   Johnson Controls, Inc.                                 58,899,905
                                                                ----------------
                                                                $     91,482,590
--------------------------------------------------------------------------------
               Automobile Manufacturers -- 0.8%
   5,008,640   Ford Motor Co.                                   $     48,032,858
                                                                ----------------
               Total Automobiles & Components                   $    139,515,448
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.1%
               Apparel, Accessories & Luxury Goods -- 1.1%
   1,062,826   Coach, Inc.                                      $     62,154,064
                                                                ----------------
               Total Consumer Durables & Apparel                $     62,154,064
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/12 19

Shares                                                          Value
--------------------------------------------------------------------------------
               CONSUMER SERVICES -- 1.2%
               Restaurants -- 1.2%
     550,900   McDonald's Corp.                                 $     48,771,177
     400,000   Starbucks Corp.                                        21,328,000
                                                                ----------------
                                                                $     70,099,177
                                                                ----------------
               Total Consumer Services                          $     70,099,177
--------------------------------------------------------------------------------
               MEDIA -- 4.0%
               Movies & Entertainment -- 1.2%
   1,432,500   The Walt Disney Co.                              $     69,476,250
--------------------------------------------------------------------------------
               Publishing -- 2.8%
   3,419,296   John Wiley & Sons, Inc.+                         $    167,511,313
                                                                ----------------
               Total Media                                      $    236,987,563
--------------------------------------------------------------------------------
               RETAILING -- 4.4%
               Department Stores -- 1.2%
   1,001,200   Macy's, Inc.                                     $     34,391,220
     700,247   Nordstrom, Inc.                                        34,795,273
                                                                ----------------
                                                                $     69,186,493
--------------------------------------------------------------------------------
               General Merchandise Stores -- 1.3%
   1,298,941   Target Corp.                                     $     75,585,377
--------------------------------------------------------------------------------
               Apparel Retail -- 0.8%
   1,130,400   TJX Companies, Inc.                              $     48,528,072
--------------------------------------------------------------------------------
               Home Improvement Retail -- 1.1%
   2,282,004   Lowe's Companies, Inc.                           $     64,900,194
                                                                ----------------
               Total Retailing                                  $    258,200,136
--------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 1.7%
               Drug Retail -- 1.1%
   2,153,571   Walgreen Co.                                     $     63,702,630
--------------------------------------------------------------------------------
               Food Distributors -- 0.6%
   1,280,360   Sysco Corp.                                      $     38,167,532
                                                                ----------------
               Total Food & Staples Retailing                   $    101,870,162
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 6.1%
               Soft Drinks -- 0.4%
     482,200   Dr. Pepper Snapple Group, Inc.                   $     21,096,250
--------------------------------------------------------------------------------
               Packaged Foods & Meats -- 5.7%
   1,747,058   General Mills, Inc.                              $     67,331,615
   1,485,146   HJ Heinz Co.                                           80,762,239
   1,552,488   Kraft Foods, Inc.                                      59,957,087
   1,791,599   The Hershey Co.                                       129,048,876
                                                                ----------------
                                                                $    337,099,817
                                                                ----------------
               Total Food, Beverage & Tobacco                   $    358,196,067
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Fund | Semiannual Report | 6/30/12

--------------------------------------------------------------------------------
Shares                                                          Value
--------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.0%
               Household Products -- 3.0%
   1,267,337   Colgate-Palmolive Co.                            $    131,929,782
     298,951   The Clorox Co.                                         21,661,989
     393,000   The Procter & Gamble Co.                               24,071,250
                                                                ----------------
                                                                $    177,663,021
                                                                ----------------
               Total Household & Personal Products              $    177,663,021
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 7.7%
               Health Care Equipment -- 6.3%
     567,481   Baxter International, Inc.                       $     30,161,615
   1,183,015   Becton Dickinson and Co.                               88,430,371
     876,580   Covidien Plc                                           46,897,030
     938,941   CR Bard, Inc.                                         100,879,821
   4,301,967   Smith & Nephew Plc                                     43,005,204
     595,419   St. Jude Medical, Inc.                                 23,763,172
     640,928   Stryker Corp.                                          35,315,133
                                                                ----------------
                                                                $    368,452,346
--------------------------------------------------------------------------------
               Health Care Distributors -- 0.4%
     519,744   Cardinal Health, Inc.                            $     21,829,248
--------------------------------------------------------------------------------
               Health Care Services -- 0.4%
     424,190   Express Scripts Holding Co.*                     $     23,682,528
--------------------------------------------------------------------------------
               Managed Health Care -- 0.6%
     643,800   UnitedHealth Group, Inc.                         $     37,662,300
                                                                ----------------
               Total Health Care Equipment & Services           $    451,626,422
--------------------------------------------------------------------------------
               PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
               -- 7.1%
               Biotechnology -- 2.1%
     674,270   Amgen, Inc.                                      $     49,248,681
     300,000   Celgene Corp.*                                         19,248,000
   1,000,000   Vertex Pharmaceuticals, Inc.*                          55,920,000
                                                                ----------------
                                                                $    124,416,681
--------------------------------------------------------------------------------
               Pharmaceuticals -- 4.7%
   1,577,749   Abbott Laboratories                              $    101,717,478
     625,824   Eli Lilly & Co.                                        26,854,108
   1,155,000   Hospira, Inc.*                                         40,401,900
     210,000   Johnson & Johnson Co.                                  14,187,600
     727,027   Merck & Co., Inc.                                      30,353,377
   2,759,853   Pfizer, Inc.                                           63,476,619
                                                                ----------------
                                                                $    276,991,082
--------------------------------------------------------------------------------
               Life Sciences Tools & Services -- 0.3%
     350,000   Agilent Technologies, Inc.                       $     13,734,000
                                                                ----------------
               Total Pharmaceuticals, Biotechnology & Life
               Sciences                                         $    415,141,763
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/12 21

--------------------------------------------------------------------------------
Shares                                                          Value
--------------------------------------------------------------------------------
               BANKS -- 5.0%
               Diversified Banks -- 3.7%
     322,800   Canadian Imperial Bank of Commerce               $     22,731,948
   1,293,822   Comerica, Inc.                                         39,733,274
   2,169,852   US Bancorp                                             69,782,440
   2,475,169   Wells Fargo & Co.                                      82,769,651
                                                                ----------------
                                                                $    215,017,313
--------------------------------------------------------------------------------
               Regional Banks -- 1.3%
   2,886,985   KeyCorp                                          $     22,345,264
     941,380   PNC Financial Services Group, Inc.                     57,527,732
                                                                ----------------
                                                                $     79,872,996
                                                                ----------------
               Total Banks                                      $    294,890,309
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 7.2%
               Other Diversified Financial Services -- 2.3%
   3,000,000   Bank of America Corp.                            $     24,540,000
   1,310,500   Citigroup, Inc.                                        35,920,805
   2,015,900   JPMorgan Chase & Co.                                   72,028,107
                                                                ----------------
                                                                $    132,488,912
--------------------------------------------------------------------------------
               Consumer Finance -- 1.7%
     649,157   American Express Co.                             $     37,787,429
     500,000   Capital One Financial Corp.                            27,330,000
   1,038,300   Discover Financial Services LLC                        35,904,414
                                                                ----------------
                                                                $    101,021,843
--------------------------------------------------------------------------------
               Asset Management & Custody Banks -- 2.6%
     397,376   Franklin Resources, Inc.                         $     44,104,762
   1,006,009   Invesco, Ltd.                                          22,735,803
     679,659   State Street Corp.                                     30,339,978
     892,975   T. Rowe Price Group, Inc.                              56,221,706
                                                                ----------------
                                                                $    153,402,249
--------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.6%
   2,267,200   Morgan Stanley Co.                               $     33,078,448
                                                                ----------------
               Total Diversified Financials                     $    419,991,452
--------------------------------------------------------------------------------
               INSURANCE -- 3.3%
               Life & Health Insurance -- 0.4%
     301,000   Aflac, Inc.                                      $     12,819,590
     300,000   Prudential Financial, Inc.                             14,529,000
                                                                ----------------
                                                                $     27,348,590
--------------------------------------------------------------------------------
               Property & Casualty Insurance -- 2.9%
   1,800,720   The Chubb Corp.                                  $    131,128,430
     591,397   The Travelers Companies, Inc.                          37,754,784
                                                                ----------------
                                                                $    168,883,214
                                                                ----------------
               Total Insurance                                  $    196,231,804
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Fund | Semiannual Report | 6/30/12

--------------------------------------------------------------------------------
Shares                                                          Value
--------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 9.2%
               Internet Software & Services -- 1.5%
     762,100   eBay, Inc.*                                      $     32,015,821
     571,660   Facebook, Inc.*                                        17,790,059
      65,000   Google, Inc.*                                          37,704,550
                                                                ----------------
                                                                $     87,510,430
--------------------------------------------------------------------------------
               IT Consulting & Other Services -- 1.0%
     287,177   International Business Machines Corp.            $     56,166,078
--------------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 2.6%
   1,142,579   Automatic Data Processing, Inc.                  $     63,595,947
     694,874   DST Systems, Inc.                                      37,738,607
     543,346   Fiserv, Inc.*                                          39,240,448
      30,000   Mastercard, Inc.                                       12,903,300
                                                                ----------------
                                                                $    153,478,302
--------------------------------------------------------------------------------
               Application Software -- 1.0%
   1,222,615   Adobe Systems, Inc.*                             $     39,576,048
     787,799   Nuance Communications, Inc.*                           18,765,372
                                                                ----------------
                                                                $     58,341,420
--------------------------------------------------------------------------------
               Systems Software -- 3.1%
   3,312,794   Microsoft Corp.                                  $    101,338,368
   1,997,948   Oracle Corp.                                           59,339,056
   1,675,300   Symantec Corp.*                                        24,476,133
                                                                ----------------
                                                                $    185,153,557
                                                                ----------------
               Total Software & Services                        $    540,649,787
--------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 5.0%
               Communications Equipment -- 1.8%
   2,023,474   Cisco Systems, Inc.                              $     34,743,049
   1,420,700   Juniper Networks, Inc.*                                23,171,617
     352,021   Motorola Solutions, Inc.                               16,935,730
     592,831   Qualcomm, Inc.                                         33,008,830
                                                                ----------------
                                                                $    107,859,226
--------------------------------------------------------------------------------
               Computer Hardware -- 2.4%
     215,834   Apple, Inc.*                                     $    126,047,056
     830,107   Hewlett-Packard Co.                                    16,693,452
                                                                ----------------
                                                                $    142,740,508
--------------------------------------------------------------------------------
               Computer Storage & Peripherals -- 0.8%
     706,600   EMC Corp.*                                       $     18,110,158
     569,200   NetApp, Inc.*                                          18,111,944
     200,000   SanDisk Corp.*                                          7,296,000
                                                                ----------------
                                                                $     43,518,102
                                                                ----------------
               Total Technology Hardware & Equipment            $    294,117,836
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/12 23

--------------------------------------------------------------------------------
Shares                                                          Value
--------------------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.4%
               Semiconductor Equipment -- 0.8%
     931,450   ASML Holding NV (A.D.R.)                         $     47,895,159
--------------------------------------------------------------------------------
               Semiconductors -- 3.6%
     739,246   Altera Corp.                                     $     25,016,085
   1,675,625   Analog Devices, Inc.                                   63,120,794
   2,836,242   Intel Corp.                                            75,585,849
   1,219,755   Texas Instruments, Inc.                                34,994,771
     400,000   Xilinx, Inc.                                           13,428,000
                                                                ----------------
                                                                $    212,145,499
                                                                ----------------
               Total Semiconductors & Semiconductor Equipment   $    260,040,658
--------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 1.0%
               Integrated Telecommunication Services -- 1.0%
     417,500   AT&T, Inc.                                       $     14,888,050
   1,011,591   Verizon Communications, Inc.                           44,955,104
                                                                ----------------
                                                                $     59,843,154
                                                                ----------------
               Total Telecommunication Services                 $     59,843,154
--------------------------------------------------------------------------------
               UTILITIES -- 0.4%
               Electric Utilities -- 0.4%
     600,000   American Electric Power Co., Inc.                $     23,940,000
                                                                ----------------
               Total Utilities                                  $     23,940,000
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $3,942,297,701)                            $  5,860,052,949
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 99.8%
               (Cost $3,942,297,701) (a)                        $  5,860,052,949
================================================================================
               OTHER ASSETS & LIABILITIES -- 0.2%               $      9,867,344
================================================================================
               TOTAL NET ASSETS -- 100.0%                       $  5,869,920,293
================================================================================

*         Non-income producing security.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company. See Notes to Financial Statements --
          Note 6.

(A.D.R.)  American Depositary Receipts.

(a) At June 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $3,950,248,739 was as follows:

            Aggregate gross unrealized gain for all investments
               in which there is an excess of value over tax cost   $2,074,272,701

            Aggregate gross unrealized loss for all investments
               in which there is an excess of tax cost over value     (164,468,491)
                                                                    ---------------
            Net unrealized gain                                     $1,909,804,210
                                                                    ===============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2012 aggregated $1,555,776,858 and $1,909,955,994, respectively.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Fund | Semiannual Report | 6/30/12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                       Level 1             Level 2    Level 3     Total
--------------------------------------------------------------------------------

Common Stocks          $5,860,052,949      $   --     $   --      $5,860,052,949
--------------------------------------------------------------------------------
Total                  $5,860,052,949      $   --     $   --      $5,860,052,949
================================================================================

The accompanying notes are an integral part of these financial statements.


                                   Pioneer Fund | Semiannual Report | 6/30/12 25

Statement of Assets and Liabilities | 6/30/12 (unaudited)

ASSETS:
   Investment in securities of unaffiliated issuers, at value
     (cost $3,934,728,767)                                               $5,692,541,636
   Investment in securities of affiliated issuers, at value
     (cost $7,568,934)                                                      167,511,313
---------------------------------------------------------------------------------------
       Total investment in securities, at value (cost $3,942,297,701)    $5,860,052,949
   Cash                                                                       5,600,316
   Receivables --
     Fund shares sold                                                         4,221,166
     Dividends                                                                7,599,177
     Due from Pioneer Investment Management, Inc.                                   529
   Other                                                                        155,468
---------------------------------------------------------------------------------------
       Total assets                                                      $5,877,629,605
---------------------------------------------------------------------------------------
LIABILITIES:
   Payables --
     Fund shares repurchased                                             $    5,790,182
   Due to affiliates                                                          1,761,292
   Accrued expenses                                                             157,838
---------------------------------------------------------------------------------------
       Total liabilities                                                 $    7,709,312
---------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in capital                                                       $3,424,460,688
   Undistributed net investment income                                        1,344,683
   Accumulated net realized gain on investments and foreign
     currency transactions                                                  526,357,558
   Net unrealized gain on investments                                     1,917,755,248
   Net unrealized gain on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies               2,116
---------------------------------------------------------------------------------------
       Total net assets                                                  $5,869,920,293
---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $3,952,619,297/98,343,717 shares)                   $        40.19
   Class B (based on $39,229,991/1,003,055 shares)                       $        39.11
   Class C (based on $144,096,522/3,743,986 shares)                      $        38.49
   Class R (based on $115,131,131/2,860,444 shares)                      $        40.25
   Class Y (based on $1,617,270,309/40,108,729 shares)                   $        40.32
   Class Z (based on $1,573,043/39,082 shares)                           $        40.25
MAXIMUM OFFERING PRICE:
   Class A ($40.19 (divided by) 94.25%)                                  $        42.64
=======================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Fund | Semiannual Report | 6/30/12

Statement of Operations (unaudited)

For the Six Months Ended 6/30/12

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $318,319 and
     including income from affiliated issuers of $688,859)     $  68,312,065
   Interest and other income                                           2,838
--------------------------------------------------------------------------------------------
       Total investment income                                                $  68,314,903
--------------------------------------------------------------------------------------------
EXPENSES:
   Management fees
     Basic fee                                                 $  16,297,121
     Performance adjustment                                         (510,899)
   Transfer agent fees and expenses
     Class A                                                       3,534,722
     Class B                                                         130,191
     Class C                                                          71,447
     Class R                                                           7,602
     Class Y                                                          46,809
     Class Z                                                           1,409
   Distribution fees
     Class A                                                       5,084,592
     Class B                                                         221,744
     Class C                                                         745,246
     Class R                                                         300,873
   Administrative reimbursement                                      899,607
   Shareholder communications expense                              2,480,609
   Custodian fees                                                     57,131
   Registration fees                                                  79,526
   Professional fees                                                 140,991
   Printing expense                                                  105,955
   Fees and expenses of nonaffiliated Trustees                       110,573
   Miscellaneous                                                     262,442
--------------------------------------------------------------------------------------------
     Total expenses                                                            $ 30,067,691
     Less fees waived and expenses reimbursed
       by Pioneer Investment Management, Inc.                                          (529)
--------------------------------------------------------------------------------------------
     Net expenses                                                              $ 30,067,162
--------------------------------------------------------------------------------------------
       Net investment income                                                   $ 38,247,741
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) on:
     Investments                                               $ 714,750,048
     Class action                                                     73,377
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies             (20,338)  $ 714,803,087
--------------------------------------------------------------------------------------------
   Change in net unrealized loss on:
     Investments                                               $(469,626,291)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies              (3,148)  $(469,629,439)
---------------------------------------------------------------------------------------------
   Net gain on investments and foreign currency transactions                   $ 245,173,648
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                        $ 283,421,389
============================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/12 27

Statement of Changes in Net Assets

--------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended
                                                    6/30/12           Year Ended
                                                    (unaudited)       12/31/11
--------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                               $   38,247,741    $    78,942,908
Net realized gain on investments, class actions
   and foreign currency transactions                   714,803,087         27,395,937
Change in net unrealized loss on investments and
   foreign currency transactions                      (469,629,439)      (414,745,080)
--------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations                    $  283,421,389    $  (308,406,235)
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.23 and $0.46 per share,              $  (22,892,264)   $   (48,419,246)
     respectively)
   Class C ($0.08 and $0.17 per share,                    (303,167)          (701,234)
     respectively)
   Class R ($0.16 and $0.34 per share,                    (465,252)        (1,154,449)
     respectively)
   Class Y ($0.31 and $0.60 per share,                 (13,565,951)       (29,572,830)
     respectively)
   Class Z ($0.27 and $0.57 per share,                     (10,439)           (13,713)
     respectively)
--------------------------------------------------------------------------------------
     Total distributions to shareowners             $  (37,237,073)   $   (79,861,472)
--------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares        $  235,270,635    $   881,551,018
Reinvestment of distributions                           34,642,954         73,603,598
Redemptions in-kind                                             --       (105,977,026)
Cost of shares repurchased                            (806,888,496)    (1,154,959,296)
--------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                        $ (536,974,907)   $  (305,781,706)
--------------------------------------------------------------------------------------
   Net decrease in net assets                       $ (290,790,591)   $  (694,049,413)
NET ASSETS:
Beginning of period                                  6,160,710,884      6,854,760,297
--------------------------------------------------------------------------------------
End of period                                       $5,869,920,293    $ 6,160,710,884
--------------------------------------------------------------------------------------
Undistributed net investment income                 $    1,344,683    $       334,015
======================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Fund | Semiannual Report | 6/30/12

-------------------------------------------------------------------------------------------------------------
                                           '12 Shares        '12 Amount
                                           (unaudited)       (unaudited)       '11 Shares     '11 Amount
-------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                  1,905,821       $   77,522,314      5,409,148    $  219,310,870
Reinvestment of distributions                  528,970           21,393,068      1,174,755        45,231,316
Less shares repurchased                     (7,067,268)        (287,450,246)   (14,120,589)     (568,863,180)
-------------------------------------------------------------------------------------------------------------
   Net decrease                             (4,632,477)      $ (188,534,864)    (7,536,686)   $ (304,320,994)
=============================================================================================================
CLASS B
Shares sold or exchanged                         8,203       $       34,760         43,177    $    1,674,286
Less shares repurchased                       (285,755)         (11,278,865)      (833,536)      (32,699,414)
-------------------------------------------------------------------------------------------------------------
   Net decrease                               (277,552)      $  (11,244,105)      (790,359)   $  (31,025,128)
=============================================================================================================
CLASS C
Shares sold                                    190,613       $    7,139,940        436,126    $   16,764,683
Reinvestment of distributions                    4,554              176,193         11,501           410,030
Less shares repurchased                       (429,897)         (16,746,379)      (991,483)      (38,092,936)
-------------------------------------------------------------------------------------------------------------
   Net decrease                               (234,730)      $   (9,430,246)      (543,856)   $  (20,918,223)
=============================================================================================================
CLASS R
Shares sold                                    197,966       $    7,830,058        834,494    $   34,096,167
Reinvestment of distributions                   11,269              455,807         29,496         1,131,626
Less shares repurchased                       (642,714)         (26,117,391)      (928,138)      (36,683,351)
-------------------------------------------------------------------------------------------------------------
   Net decrease                               (433,479)      $  (17,831,526)       (64,148)   $   (1,455,558)
=============================================================================================================
CLASS Y
Shares sold                                  3,449,880       $  142,171,664     14,955,320    $  609,010,824
Reinvestment of distributions                  310,103           12,608,142        691,749        26,818,158
Redemptions in-kind                                 --                   --     (2,290,645)     (105,977,026)
Less shares repurchased                    (11,655,239)        (465,218,714)   (12,318,479)     (478,433,527)
-------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (7,895,256)      $ (310,438,908)     1,037,945    $   51,418,429
=============================================================================================================
CLASS Z
Shares sold                                     13,790       $      571,899         17,117    $      694,188
Reinvestment of distributions                      241                9,744            325            12,468
Less shares repurchased                         (1,894)             (76,901)        (4,639)         (186,888)
-------------------------------------------------------------------------------------------------------------
   Net increase                                 12,137       $      504,742         12,803    $      519,768
=============================================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/12 29

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                      Ended          Year         Year        Year        Year          Year
                                                      6/30/12        Ended        Ended       Ended       Ended         Ended
                                                      (unaudited)    12/31/11     12/31/10    12/31/09    12/31/08      12/31/07
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                  $     38.62    $    40.96   $    35.72  $    29.13  $    46.32   $    48.10
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                              $      0.23    $     0.46   $     0.35  $     0.40  $     0.45   $     0.41
   Net realized and unrealized gain (loss) on
      investments                                            1.57         (2.34)        5.22        6.59      (16.33)        1.79
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations    $      1.80    $    (1.88)  $     5.57  $     6.99  $   (15.88)  $     2.20
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                    (0.23)        (0.46)       (0.33)      (0.39)      (0.45)       (0.41)
   Net realized gain                                           --            --           --          --       (0.86)       (3.57)
   Tax return of capital                                       --            --           --       (0.01)         --           --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value            $      1.57    $    (2.34)  $     5.24  $     6.59  $   (17.19)  $    (1.78)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $     40.19    $    38.62   $    40.96  $    35.72  $    29.13   $    46.32
==================================================================================================================================
Total return*                                                4.65%        (4.59)%      15.72%      24.24%     (34.38)%       4.71%
Ratio of net expenses to average net assets+                 1.04%**       1.09%        1.16%       1.23%       1.19%        1.09%
Ratio of net investment income to average net assets+        1.14%**       1.11%        0.94%       1.31%       1.11%        0.81%
Portfolio turnover rate                                        50%**         10%          10%         12%         11%          10%
Net assets, end of period (in thousands)              $ 3,952,619    $3,976,835   $4,526,447  $4,323,282  $3,767,132   $6,299,615
Ratios with reductions for fees paid indirectly:
   Net expenses                                              1.04%**       1.09%        1.16%       1.23%       1.18%        1.08%
   Net investment income                                     1.14%**       1.11%        0.94%       1.31%       1.12%        0.82%
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Fund | Semiannual Report | 6/30/12

----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                      Ended           Year         Year        Year       Year         Year
                                                      6/30/12         Ended        Ended       Ended      Ended        Ended
                                                      (unaudited)     12/31/11     12/31/10    12/31/09   12/31/08     12/31/07
----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                  $     37.60     $   39.86    $   34.82   $   28.43  $    45.11   $   46.98
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                       $     (0.02)    $   (0.03)   $   (0.06)  $    0.06  $     0.07   $   (0.04)
   Net realized and unrealized gain (loss) on
      investments                                            1.53         (2.23)        5.10        6.41      (15.89)       1.74
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations    $      1.51     $   (2.26)   $    5.04   $    6.47  $   (15.82)  $    1.70
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       --            --(a)        --       (0.07)         --          --
   Net realized gain                                           --            --(a)        --          --       (0.86)      (3.57)
   Tax return of capital                                       --            --           --       (0.01)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value            $      1.51     $   (2.26)   $    5.04   $    6.39  $   (16.68)  $   (1.87)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $     39.11     $   37.60    $   39.86   $   34.82  $    28.43   $   45.11
==================================================================================================================================
Total return*                                                4.02%        (5.67)%      14.47%      22.84%     (34.99)%      3.76%
Ratio of net expenses to average net assets+                 2.29%**       2.24%        2.24%       2.34%       2.13%       1.99%
Ratio of net investment income (loss) to average net
   assets+                                                  (0.11)%**     (0.06)%      (0.14)%      0.23%       0.14%      (0.10)%
Portfolio turnover rate                                        50%**         10%          10%         12%         11%         10%
Net assets, end of period (in thousands)              $    39,230     $  48,149    $  82,547   $ 110,976  $  134,094   $ 296,491
Ratios with reduction for fees paid indirectly:
   Net expenses                                              2.29%**       2.24%        2.24%       2.34%       2.12%       1.97%
   Net investment income (loss)                             (0.11)%**     (0.06)%      (0.14)%      0.23%       0.15%      (0.08)%
==================================================================================================================================

(a) Dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer Funds, as permitted by existing exchange privileges.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/12 31

---------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year       Year        Year       Year        Year
                                                           6/30/12        Ended      Ended       Ended      Ended       Ended
                                                           (unaudited)    12/31/11   12/31/10    12/31/09   12/31/08    12/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $    36.99     $  39.26    $  34.26   $  27.96   $  44.55    $  46.44
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                   $     0.07     $   0.13    $   0.05   $   0.16   $   0.13    $   0.02
   Net realized and unrealized gain (loss) on investments        1.51        (2.23)       5.01       6.31     (15.70)       1.72
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $     1.58     $  (2.10)   $   5.06   $   6.47   $ (15.57)   $   1.74
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        (0.08)       (0.17)      (0.06)     (0.16)     (0.16)      (0.06)
   Net realized gain                                               --           --          --         --      (0.86)      (3.57)
   Tax return of capital                                           --           --          --      (0.01)        --          --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $     1.50     $  (2.27)   $   5.00   $   6.30   $ (16.59)   $  (1.89)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    38.49     $  36.99    $  39.26   $  34.26   $  27.96    $  44.55
=================================================================================================================================
Total return*                                                    4.27%       (5.33)%     14.80%     23.28%    (34.91)%      3.88%
Ratio of net expenses to average net assets+                     1.80%**      1.87%       1.96%      1.99%      1.97%       1.88%
Ratio of net investment income to average net assets+            0.38%**      0.33%       0.14%      0.56%      0.32%       0.02%
Portfolio turnover rate                                            50%**        10%         10%        12%        11%         10%
Net assets, end of period (in thousands)                   $  144,097     $147,166    $177,540   $178,807   $169,362    $296,094
Ratios with reduction for fees paid indirectly:
   Net expenses                                                  1.80%**      1.87%       1.96%      1.99%      1.97%       1.87%
   Net investment income                                         0.38%**      0.33%       0.14%      0.56%      0.32%       0.03%
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Fund | Semiannual Report | 6/30/12

---------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year       Year       Year        Year
                                                           6/30/12        Ended       Ended      Ended      Ended       Ended
                                                           (unaudited)    12/31/11    12/31/10   12/31/09   12/31/08    12/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                       $    38.67     $  41.00    $  35.76   $  29.17   $  46.37    $  48.16
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                   $     0.17     $   0.34    $   0.22   $   0.33   $   0.40    $   0.33
   Net realized and unrealized gain (loss) on investments        1.57        (2.33)       5.23       6.58     (16.35)       1.80
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $     1.74     $  (1.99)   $   5.45   $   6.91   $ (15.95)   $   2.13
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        (0.16)       (0.34)      (0.21)     (0.31)     (0.39)      (0.35)
   Net realized gain                                               --           --          --         --      (0.86)      (3.57)
   Tax return of capital                                           --           --          --      (0.01)        --          --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $     1.58     $  (2.33)   $   5.24   $   6.59   $ (17.20)   $  (1.79)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    40.25     $  38.67    $  41.00   $  35.76   $  29.17    $  46.37
=================================================================================================================================
Total return*                                                    4.50%       (5.33)%     15.31%     23.94%    (34.46)%      4.56%
Ratio of net expenses to average net assets+                     1.36%**      1.38%       1.50%      1.45%      1.32%       1.23%
Ratio of net investment income to average net assets+            0.81%**      0.83%       0.60%      1.07%      0.99%       0.68%
Portfolio turnover rate                                            50%**        10%         10%        12%        11%         10%
Net assets, end of period (in thousands)                   $  115,131     $127,377    $137,683   $121,773   $102,070    $161,311
Ratios with reduction for fees paid indirectly:
   Net expenses                                                  1.36%**      1.38%       1.50%      1.45%      1.32%       1.23%
   Net investment income                                         0.81%**      0.83%       0.60%      1.07%      0.99%       0.68%
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/12 33

----------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended           Year         Year        Year        Year        Year
                                                        6/30/12         Ended        Ended       Ended       Ended       Ended
                                                        (unaudited)     12/31/11     12/31/10    12/31/09    12/31/08    12/31/07
----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                    $     38.75     $    41.09   $    35.84  $    29.22  $  46.45    $  48.23
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                $      0.33     $     0.60   $     0.49  $     0.52  $   0.61    $   0.60
   Net realized and unrealized gain (loss) on
     investments                                               1.55          (2.34)        5.25        6.65    (16.35)       1.80
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations      $      1.88     $    (1.74)  $     5.74  $     7.17  $ (15.74)   $   2.40
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      (0.31)         (0.60)       (0.49)      (0.54)    (0.63)      (0.61)
   Net realized gain                                             --             --           --          --     (0.86)      (3.57)
   Tax return of capital                                         --             --           --       (0.01)       --          --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $      1.57     $    (2.34)  $     5.25  $     6.62  $ (17.23)   $  (1.78)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $     40.32     $    38.75   $    41.09  $    35.84  $  29.22    $  46.45
==================================================================================================================================
Total return*                                                  4.84%         (4.22)%      16.17%      24.86%   (34.07)%      5.11%
Ratio of net expenses to average net assets+                   0.67%**        0.72%        0.74%       0.71%     0.74%       0.70%
Ratio of net investment income to average net assets+          1.52%**        1.49%        1.37%       1.72%     1.62%       1.21%
Portfolio turnover rate                                          50%**          10%          10%         12%       11%         10%
Net assets, end of period (in thousands)                $ 1,617,270     $1,860,141   $1,929,967  $1,279,182  $462,572    $487,357
Ratios with reduction for fees paid indirectly:
   Net expenses                                                0.67%**        0.72%        0.74%       0.71%     0.74%       0.70%
   Net investment income                                       1.52%**        1.49%        1.37%       1.72%     1.62%       1.21%
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Fund | Semiannual Report | 6/30/12

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended         Year      Year       Year       Year
                                                              6/30/12       Ended     Ended      Ended      Ended       4/30/07(a)
                                                              (unaudited)   12/31/11  12/31/10   12/31/09   12/31/08    to 12/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                          $    38.68    $ 41.03   $  35.80   $  29.20   $  46.41    $ 50.61
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                      $     0.26    $  0.50   $   0.48   $   0.48   $   0.63    $  0.42
   Net realized and unrealized gain (loss) on investments           1.58      (2.28)      5.23       6.64     (16.36)     (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $     1.84    $ (1.78)  $   5.71   $   7.12   $ (15.73)   $ (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           (0.27)     (0.57)     (0.48)     (0.51)     (0.62)     (0.47)
   Net realized gain                                                  --         --         --         --      (0.86)     (3.57)
   Tax return of capital                                              --         --         --      (0.01)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $     1.57    $ (2.35)  $   5.23   $   6.60   $ (17.21)   $ (4.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $    40.25    $ 38.68   $  41.03   $  35.80   $  29.20    $ 46.41
====================================================================================================================================
Total return*                                                       4.75%     (4.34)%    16.09%     24.72%    (34.06)%    (0.70)%(b)
Ratio of net expenses to average net assets+                        0.85%**    0.85%      0.80%      0.85%      0.74%      0.70%**
Ratio of net investment income to average net assets+               1.35%**    1.39%      1.31%      1.68%      1.57%      1.25%**
Portfolio turnover rate                                               50%**      10%        10%        12%        11%        10%
Net assets, end of period (in thousands)                      $    1,573    $ 1,042   $    580   $    310   $     58    $    92
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                     0.92%**    0.99%      0.80%      1.03%      0.74%      0.70%**
   Net investment income                                            1.28%**    1.25%      1.31%      1.50%      1.57%      1.25%**
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                     0.85%**    0.85%      0.80%      0.85%      0.74%      0.70%**
   Net investment income                                            1.35%**    1.39%      1.31%      1.68%      1.57%      1.25%**
====================================================================================================================================

(a)  Class Z shares were first publicly offered on April 30, 2007.

(b)  Not annualized.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/12 35

Notes to Financial Statements | 6/30/12 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

36 Pioneer Fund | Semiannual Report | 6/30/12

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At June 30, 2012 there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

                                   Pioneer Fund | Semiannual Report | 6/30/12 37

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of June 30, 2012.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

38 Pioneer Fund | Semiannual Report | 6/30/12

   The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended December 31, 2011 was as follows:

--------------------------------------------------------------------------------
                                                                            2011
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                      $79,861,472
--------------------------------------------------------------------------------
   Total                                                             $79,861,472
================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2011:

--------------------------------------------------------------------------------
                                                                          2011
--------------------------------------------------------------------------------
Distributable earnings:
Undistributed ordinary income                                    $      334,015
Capital loss carryforward                                          (173,787,442)
Post-October loss deferred                                           (6,707,049)
Net unrealized gain                                               2,379,435,765
--------------------------------------------------------------------------------
   Total                                                         $2,199,275,289
================================================================================

   The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $262,949 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2012.

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the six months ended June 30, 2012, the Fund recognized gains of $73,377 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

                                   Pioneer Fund | Semiannual Report | 6/30/12 39

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

G. Risks

   At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.55% on assets over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a

40 Pioneer Fund | Semiannual Report | 6/30/12 maximum annual fee of 0.70% after the performance adjustment). For the six months ended June 30, 2012, the aggregate performance adjustment resulted in a decrease to the basic fee of $510,899. For the six months ended June 30, 2012, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.47%, 1.22% and 0.85% of the average daily net assets attributable to Class A, Class Y and Class Z shares, respectively. Fees waived and expenses reimbursed during the six months ended June 30, 2012 are reflected on the Statement of Operations. The expense limitation for Class Z shares is in effect through May 1, 2013. The expense limitation for Class A and Class Y shares expired on June 1, 2012. Class B, Class C, and Class R shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $347,483 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2012.

Effective March 5, 2012 PIM has retained Brown Brothers Harriman & Co. to provide certain sub-administration and accounting services to the Fund.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2012, such out-of-pocket expenses by class of shares were as follows:

----------------------------------------------------------------------------
Shareholder Communications:
----------------------------------------------------------------------------
Class A                                                           $1,167,565
Class B                                                               31,730
Class C                                                              111,916
Class R                                                              176,784
Class Y                                                              991,299
Class Z                                                                1,315
----------------------------------------------------------------------------
Total                                                             $2,480,609
============================================================================

                                   Pioneer Fund | Semiannual Report | 6/30/12 41

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,259,746 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2012.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $154,063 in distribution fees payable to PFD at June 30, 2012.

The  Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2012, CDSCs in the amount of $24,909 were paid to PFD.

42 Pioneer Fund | Semiannual Report | 6/30/12

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2012, the Fund's expenses were not reduced under such arrangements.

6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2012:

-------------------------------------------------------------------------------------------------------
                     Beginning                                 Ending
                     Balance          Purchases     Sales      Balance        Dividend
Affiliates           (shares)         (shares)      (shares)   (shares)       Income       Value
-------------------------------------------------------------------------------------------------------
John Wiley and Sons  3,444,296        --            25,000     3,419,296      $688,859     $167,511,313
=======================================================================================================

7. Line of Credit Facility

The  Fund, along with certain other funds in the Pioneer Family of Funds
(the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until January 20, 2012 was in the amount of $165 million. Under such facility, interest on borrowings was payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The credit facility in effect as of February 15, 2012 is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at LIBOR plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2012, the Fund had no borrowings under a credit facility.

                                   Pioneer Fund | Semiannual Report | 6/30/12 43

8. Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 was as follows:

------------------------------------------------------------------------------------
                                                                         Realized
Derivatives Not Accounted                                                Gain on
for as Hedging Instruments           Location of Gain or (Loss)          Derivatives
Under Accounting Standards           On Derivatives Recognized           Recognized
Codification (ASC) 815               in Income                           in Income
------------------------------------------------------------------------------------
Forward Foreign Currency Contracts   Net realized loss on forward
                                     foreign currency contracts and
                                     other assets and liabilities
                                     denominated in foreign currencies   $455
====================================================================================

44 Pioneer Fund | Semiannual Report | 6/30/12

Trustees, Officers and Service Providers

Trustees                                 Officers
Thomas J. Perna, Chairman                John F. Cogan, Jr., President*
David R. Bock                            Daniel K. Kingsbury, Executive
Mary K. Bush                               Vice President
John F. Cogan, Jr.                       Mark E. Bradley, Treasurer**
Benjamin M. Friedman                     Christopher J. Kelley, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

*  Chief Executive Officer of the Funds
** Chief Financial and Accounting Officer of the Funds

                                   Pioneer Fund | Semiannual Report | 6/30/12 45

                           This page for your notes.

46 Pioneer Fund | Semiannual Report | 6/30/12

                           This page for your notes.

                                   Pioneer Fund | Semiannual Report | 6/30/12 47

                           This page for your notes.

48 Pioneer Fund | Semiannual Report | 6/30/12

                           This page for your notes.

                                   Pioneer Fund | Semiannual Report | 6/30/12 49

                           This page for your notes.

50 Pioneer Fund | Semiannual Report | 6/30/12

                           This page for your notes.

                                   Pioneer Fund | Semiannual Report | 6/30/12 51

                           This page for your notes.

52 Pioneer Fund | Semiannual Report | 6/30/12

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
----------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                             1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                          1-800-225-4321

Retirement plans information                                  1-800-622-0176

Write to us:
----------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                             1-800-225-4240

Our internet e-mail address               ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] Pioneer
       Investment(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(c) 2012 Pioneer Investments  19404-06-0812



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 29, 2012

* Print the name and title of each signing officer under his or her signature.